Legal proceedings and IP Indemnification Claims Narrative (Details) € in Millions	1 Months Ended
	Nov. 30, 2013 EUR (€)	Feb. 29, 2012 customer lawsuit	Jan. 31, 2012 patent	Oct. 31, 2010 customer patent
Nokia [Member]
COMMITMENTS AND CONTINGENCIES
Alleged damages | €	€ 32
M2M Solutions LLC [Member]
COMMITMENTS AND CONTINGENCIES
Patents found not infringed			1
Number of patents allegedly infringed			2
Intellectual Ventures [Member]
COMMITMENTS AND CONTINGENCIES
Number of lawsuits | lawsuit		2
Loss Contingency Number of Customers Named in Patent Litigation Lawsuit | customer		2
Eon Corp. IP Holdings, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed			1	4
Loss Contingency Number of Customers Named in Patent Litigation Lawsuit | customer				1